Material accounting policies	6 Months Ended
Jun. 30, 2026
Material accounting policies
Material accounting policies

2.Material accounting policies

Basis of Preparation of the interim condensed consolidated financial statements

The Company’s interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard 34 – Interim Financial Reporting (“IFRS”), as issued by the International Accounting Standards Board (IASB). They do not include all the information required for complete annual financial statements and should be read in conjunction with the Company’s last annual consolidated financial statements as at and for the year ended December 31, 2025.

Except for the application of standards, interpretations and amendments being mandatory as of January 1, 2026, the accounting policies used for the preparation of the interim condensed consolidated financial statements are consistent with those used for the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2025.

The consolidated financial statements are presented in Euros (€) and all values are rounded to the nearest thousands, except when otherwise indicated (e.g. € million).

The preparation of the interim condensed consolidated financial statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgement or complexity, are areas where assumptions and estimates are significant to the consolidated financial statements. The critical accounting estimates used in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Company’s annual consolidated financial statements as of and for the year ended December 31, 2025.

Going concern principle

The Unaudited Interim Condensed Consolidated Financial Statements have been prepared under the assumption of going concern. As of June 30, 2026, the Company held cash and cash equivalents totaling €64.1 million and financial assets amounting to €33.7 million. Based on projected cash flows for the remainder of 2026 and into 2027, management believes this liquidity position is adequate to cover capital needs and sustain operations for at least 12 months from the date of authorization of these financial statements.

The Company confirms that despite the conflict between Israel and Iran, operations are continuing with no major impact and the assets are currently safeguarded. The Company is not suffering impact of this conflict.

New and amended standards and interpretations applicable

Effective for the annual periods beginning on January 1, 2026

The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective.

The following amendment applies for the first time in 2026, but does not have an impact on the interim condensed consolidated financial statements of the Company:

-Amendments to IFRS 9 and IFRS 7 Classification and Measurement of Financial Instruments

-Annual Improvements – Volume 11